UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Shawn R. singh, Esq
Title: General Counsel
Phone:212-371-4063
Signature, Place and Date of Signing:New YOrk, NY

      April 11, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    308931

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED MEDICAL OPT ICS INC C COMMON STOCK     00763M108     8291   408410 SH       SOLE                      0        0   408410
D AMERICAN CAP STRATEG IES LTD C OPTIONS - PUTS   99O9WJBV1     3225    94400 SH  PUT  SOLE                      0        0    94400
D AUXILIUM PHARMACEUTI CALS INC  COMMON STOCK     05334D107     5615   210000 SH       SOLE                      0        0   210000
D BIOMARIN PHARMACEUTI CAL INC C COMMON STOCK     09061G101     7357   208000 SH       SOLE                      0        0   208000
D CEPHALON INC  COM STK          COMMON STOCK     156708109     4862    75500 SH       SOLE                      0        0    75500
D CNH GLOBAL N.V. COM            OPTIONS - PUTS   99O9WFMG0     7805   150000 SH  PUT  SOLE                      0        0   150000
D CORUS BANKSHARES INC  COM STK  OPTIONS - PUTS   99O9YVJJ1      745    76600 SH  PUT  SOLE                      0        0    76600
D E TRADE FINL CORP  COM STK     OPTIONS - PUTS   99AF2RMK9     2836   734800 SH  PUT  SOLE                      0        0   734800
D E TRADE FINL CORP  COM STK     OPTIONS - PUTS   99AF2RMZ6     6312  1635200 SH  PUT  SOLE                      0        0  1635200
D FIDELITY NATIONAL IN FORMATION COMMON STOCK     31620M106    32419   850000 SH       SOLE                      0        0   850000
D FORTRESS INVESTMENT GROUP LLC  OPTIONS - PUTS   99O9SK938     1842   150000 SH  PUT  SOLE                      0        0   150000
D FORTRESS INVESTMENT GROUP LLC  OPTIONS - PUTS   99O9WLWS0     3070   250000 SH  PUT  SOLE                      0        0   250000
D GENERAL GROWTH PROPE RTIES COM OPTIONS - PUTS   99AF9GBN2     9543   250000 SH  PUT  SOLE                      0        0   250000
D GENERAL GROWTH PROPE RTIES COM OPTIONS - PUTS   99O9N5MM9     4771   125000 SH  PUT  SOLE                      0        0   125000
D MASTERCARD INC CL A COM STK    COMMON STOCK     57636Q104    71357   320000 SH       SOLE                      0        0   320000
D NEWCASTLE INVT CORP NEW COM RE OPTIONS - PUTS   99O9RH712      826   100000 SH  PUT  SOLE                      0        0   100000
D NEWCASTLE INVT CORP NEW COM RE OPTIONS - PUTS   99O9V2WR5      826   100000 SH  PUT  SOLE                      0        0   100000
D ONYX PHARMACEUTICALS  INC COM  OPTIONS - CALLS  99ADVZY70     2903   100000 SH  CALL SOLE                      0        0   100000
D PEOPLES UNITED FINANCIAL INC C COMMON STOCK     712704105    66470  3840000 SH       SOLE                      0        0  3840000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - CALLS  99O9VJLP4    35104   266000 SH  CALL SOLE                      0        0   266000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - CALLS  99O9VJLT6    13197   100000 SH  CALL SOLE                      0        0   100000
D SAVIENT PHARMACEUTIC ALS INC   COMMON STOCK     80517Q100    12860   643000 SH       SOLE                      0        0   643000
D WASHINGTON MUTUAL IN C         OPTIONS - PUTS   99O9MWWM0     1030   100000 SH  PUT  SOLE                      0        0   100000
D WASHINGTON MUTUAL IN C         OPTIONS - PUTS   99O9RN7T8     5665   550000 SH  PUT  SOLE                      0        0   550000
S REPORT SUMMARY                 24 DATA RECORDS              308931        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED